Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 09, 2018
Cargile Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Cargile Fund
Account Value	$ 10,178	$ 10,178	$ 10,178	$ 9,125	$ 8,941	$ 10,344	$ 10,367	$ 9,900	$ 10,000
Average Annual Return, Percent	11.54%	0.56%	0.30%
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 21,713	$ 21,713	$ 21,713	17,432	14,576	16,307	11,582	10,774	10,000
Average Annual Return, Percent	24.56%	15.05%	13.85%
S&P Balanced Equity & Bond Index - Moderate
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Balanced Equity & Bond Index - Moderate
Account Value	$ 15,178	$ 15,178	$ 15,178	$ 13,548	$ 12,575	$ 14,042	$ 12,034	$ 10,903	$ 10,000
Average Annual Return, Percent	12.03%	6.84%	7.23%